Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (note 7)	$ 14,512	$ 7,780
Trade and other receivables (note 8)	294	221
Inventory (note 9)	240	554
Prepaid expenses and other current assets (note 10)	1,210	826
Total current assets	16,256	9,381
Restricted cash equivalents (note 11)	418	381
Property, plant and equipment (note 12)	65	101
Deferred tax assets (note 20)	0	3,479
Identifiable intangible assets (note 13)	62	90
Other non-current assets	0	150
Goodwill (note 14)	8,210	8,613
Total Assets	25,011	22,195
Current liabilities
Payables and accrued liabilities (note 15)	2,966	2,814
Provision for restructuring and other costs (note 16)	887	2,469
Income taxes (note 22)	1,669	0
Current portion of deferred revenues (note 6)	74	486
Total current liabilities	5,596	5,769
Deferred revenues (note 6)	258	55
Warrant liability (note 17)	3,634	3,897
Employee future benefits (note 18)	13,205	14,229
Non-current portion of provision for restructuring and other costs (note 16)	411	1,028
Total liabilities	23,104	24,978
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital (note 19)	222,335	222,335
Other capital (note 19)	89,342	88,772
Deficit	(309,781)	(314,161)
Accumulated other comprehensive income	11	271
Total shareholders' equity (deficiency)	1,907	(2,783)
Total liabilities and shareholders' equity	$ 25,011	$ 22,195